Right of Use Assets and Obligation for Lease Contracts (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Composition of the Right of Use Assets
The composition of the right of use assets as of December 31, 2025 and 2024 is as follows:

		As of December 31, 2025
2025	Opening balances as of January 1, 2025	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	60,792	167,373	(137,458)	29,915
Total	60,792	167,373	(137,458)	29,915

		As of December 31, 2024
2024	Opening balances as of January 1, 2024	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	100,449	189,234	(128,442)	60,792
Total	100,449	189,234	(128,442)	60,792

Schedule of Gross Balance

2025	Land and building
MCh$
Balances as of January 1, 2025	189,234
Additions	6,589
Disposals	(28,450)
Impairment	-
Other	-
Balances as of December 31, 2025	167,373

2024	Land and building
MCh$
Balances as of January 1, 2024	215,411
Additions	8,507
Disposals	(35,049)
Impairment	365
Other	-
Balances as of December 31, 2024	189,234

Schedule of Accumulated Amortization

2025	Land and building
MCh$
Balances as of January 1, 2025	(128,442)
Amortisation for the period	(25,915)
Sales and disposals during the period	16,899
Transfers	-
Others	-
Balances as of December 31, 2025	(137,458)

2024	Land and building
MCh$
Balances as of January 1, 2024	(114,962)
Amortisation for the period	(27,812)
Sales and disposals during the period	14,520
Transfers	(188)
Others	-
Balances as of December 31, 2024	(128,442)

Schedule of Composition of Lease Liability Balances	As of December 31, 2025 and 2024, the composition of lease liability balances are composed as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Lease liability	40,649	66,882
Total	40,649	66,882

Schedule of Expenses Associated with Assets for the Right of Use Leased Assets and Lease Liability	Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2025	2024
	MCh$	MCh$
Depreciation	(25,915)	(27,812)
Interests	(10,041)	(7,617)
Short term lease	(16,203)	(18,558)
Other expenses for obligations under lease contracts	(55)	(31)
Total	(52,214)	(54,018)

Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity	As of December 31, 2023 and 2022, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	6,629	12,685
Due after 1 year but within 2 years	8,004	13,483
Due after 2 years but within 3 years	6,747	10,727
Due after 3 years but within 4 years	6,082	8,361
Due after 4 years but within 5 years	5,194	7,222
Due after 5 years	7,993	14,404
Total	40,649	66,882

Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases
As of December 31, 2025 and 2024, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Due within 1 year	1,998	1,246
Due after 1 year but within 2 years	2,247	2,031
Due after 2 years but within 3 years	1,229	1,134
Due after 3 years but within 4 years	1,089	870
Due after 4 years but within 5 years	890	765
Due after 5 years	2,888	3,293
Total	10,341	9,339